Subsequent Events (Details) $ / shares in Units, $ in Thousands	Mar. 01, 2022 USD ($)	Mar. 01, 2022 ₪ / shares shares	Mar. 01, 2022 $ / shares shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Common Stock, Par or Stated Value Per Share | ₪ / shares				₪ 0.25	₪ 0.25
Pre-funded warrant issued purchase of ordinary shares					2,380,000	2,380,000	348,132
Exercise price | $ / shares						$ 1.7	$ 0.76
Subsequent Event [Member]
Amount Of Direct Offering Cost | $	$ 4,650
Warrant issued purchase of ordinary shares		3,130,000	3,130,000
Common Stock, Par or Stated Value Per Share | ₪ / shares		₪ 0.25
Pre-funded warrant issued purchase of ordinary shares		4,401,585	4,401,585
Exercise price | (per share)		₪ 0.00001	$ 0.00001
Concurrent private placement of warrant to purchase ordinary shares		5,648,689	5,648,689
Concurrent private placement of exercise price | (per share)		₪ 0.70	$ 0.70